Other operating expenses, net (Tables)	12 Months Ended
Dec. 31, 2022
Other Operating Expenses Net
Schedule of operating expenses

	2022	2021	2020
		Note 2	Note 2

Tax installments and other tax risks	(141)	27	(306)
Restructuring expenses (i)	(315)	(263)	(298)
Gain on disposal of property and equipment(ii)	23	57	518
Corporate reorganization (iii)	-	-	513
Prevention spending – Covid-19 (iv)	-	-	(84)
Others	(1)	11	-
Total	(434)	(168)	343
(i)	Amounts related to restructuring expenses in the Brazilian operations.
(ii)	In 2020, the net gain on disposal of fixed assets was mainly impacted by Sale and Leaseback operations in the amount of R$187, disposal of 3 stores in the city of Curitiba in the amount of R$68 and the disposal of 2 non-core properties in the city of São Paulo in the amount of R$190.
(iii)	Gain related to the revaluation of the interest retained in FIC (50% of the interest held in GPA was transferred to Sendas at fair value price).
(iv)	The expenses incurred as consequence of the pandemic refer to the purchase of individual protection items and adaptation of the stores, expenses with overtime, expenses with internal and external communication, incremental expenses with transportation and with cleaning and sanitation services.